UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: AIM Growth Series (Invesco Growth Series) 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                             ☐

Invesco Alternative Strategies Fund (All Classes)

Invesco Balanced-Risk Retirement Now Fund (All Classes)

Invesco Balanced-Risk Retirement 2020 Fund (All Classes)

Invesco Balanced-Risk Retirement 2030 Fund (All Classes)

Invesco Balanced-Risk Retirement 2040 Fund (All Classes)

Invesco Balanced-Risk Retirement 2050 Fund (All Classes)

Invesco Conservative Allocation Fund (All Classes)

Invesco Convertible Securities Fund (All Classes)

Invesco Global Low Volatility Equity Yield Fund (All Classes)

Invesco Growth Allocation Fund (All Classes)

Invesco Income Allocation Fund (All Classes)

Invesco International Allocation Fund (All Classes)

Invesco Mid Cap Core Equity Fund (All Classes)

Invesco Moderate Allocation Fund (All Classes)

Invesco Multi-Asset Inflation Fund (All Classes)

Invesco Quality Income Fund (All Classes)

Invesco Small Cap Growth Fund (All Classes)

Invesco Peak RetirementTM Now Fund (All Classes)

Invesco Peak RetirementTM 2015 Fund (All Classes)

Invesco Peak RetirementTM 2020 Fund (All Classes)

Invesco Peak RetirementTM 2025 Fund (All Classes)

Invesco Peak RetirementTM 2030 Fund (All Classes)

Invesco Peak RetirementTM 2035 Fund (All Classes)

Invesco Peak RetirementTM 2040 Fund (All Classes)

Invesco Peak RetirementTM 2045 Fund (All Classes)

Invesco Peak RetirementTM 2050 Fund (All Classes)

Invesco Peak RetirementTM 2055 Fund (All Classes)

Invesco Peak RetirementTM 2060 Fund (All Classes) Invesco Peak RetirementTM 2065 Fund (All Classes)
3.	Investment Company Act File Number: 811-02699
Securities Act File Number: 002-57526
4(a).	Last day of fiscal year for which this Form is filed: December 31, 2018
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$2,268,746,049

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$2,563,195,030

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$8,682,387,438

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$11,245,582,468

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$8,976,836,419

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

Date:	March 29, 2019

* Please print the name and title of the signing officer below the signature.